COMMITMENTS AND CONTINGENCIES - Operating lease accounting (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Lessee, Lease, Description [Line Items]
Lessee, Operating Lease, Existence of Option to Extend [true false]	true
Operating lease cost
Amortization of leased assets	$ 585,337
Interest on lease liabilities	1,100,599
Net lease cost	$ 1,685,936
Lease Term and Discount Rate
Weighted-average remaining lease term (years) - Operating leases	20 years
Weighted-average discount rate (%) - Operating leases	6.85%
Other information
Cash paid for amount included in the measurement of lease liabilities: Operating cash flows from operating leases	$ 1,592,403
Future minimum payments required under the operating lease
2022	1,770,510
2023	1,624,160
2024	1,200,396
2025	1,302,384
2026	1,498,609
2027 and later	22,218,861
Total minimum lease payments	29,614,920
Less: Amount representing interest	(13,110,015)
Present value of net minimum lease payments	16,504,905
Current portion	726,842	$ 1,092,797
Non-current portion	$ 15,778,063	$ 21,410,701
Minimum
Lessee, Lease, Description [Line Items]
Initial term of the lease	3 years
Initial term of some leases	35 years
Renewal term of the lease	1 year
Maximum
Lessee, Lease, Description [Line Items]
Initial term of the lease	25 years
Renewal term of the lease	5 years